13002914

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
OCT 25 2013
Washington, DC 20549

NASDAQ
THE NASDAQ OMX GROUP

CERTNAS
001-34941

*By Electronic Mail*

October 25, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 25, 2013 The Nasdaq Stock Market (the "Exchange") received from Park City Group, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

The NASDAQ OMX Group · 805 King Farm Blvd. · Rockville, MD 20850 · USA · www.nasdaqomx.com